SCHEDULE OF BANK BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total	$ 12,037	$ 12,326
Within 12 months [Member]
Short-Term Debt [Line Items]
Total	8,862	7,412
Over 1 Year [Member]
Short-Term Debt [Line Items]
Total	$ 3,175	$ 4,914
Minimum [Member]
Short-Term Debt [Line Items]
Terms of repayments	12 months	12 months
Annual interest rate	2.70%	2.70%
Maximum [Member]
Short-Term Debt [Line Items]
Terms of repayments	10 years, and bank overdraft at 5.25% from financial institution in Singapore.	10 years
Annual interest rate	3.50%	3.50%
Term Loan [Member]
Short-Term Debt [Line Items]
Total	$ 2,502	$ 3,844
Term Loan [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Terms of repayments	2 years
Annual interest rate	2.70%
Term Loan [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Terms of repayments	5 years
Annual interest rate	3.50%
Trust Receipts [Member]
Short-Term Debt [Line Items]
Total	$ 6,826	5,278
Terms of repayments	Within 12 months
Annual interest rate	2.85%
Bank Overdraft [Member]
Short-Term Debt [Line Items]
Total	$ 281
Terms of repayments	Within 12 months
Annual interest rate	5.25%
Mortgage Loan [Member]
Short-Term Debt [Line Items]
Total	$ 2,428	$ 3,204
Terms of repayments	10 years
Annual interest rate	2.77%